Statements of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (169,488)	$ 847,623
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account	(1,679)	(2,081,055)
Changes in current assets and liabilities:
Prepaid expenses	(306,945)	172,520
Accounts payable	204,095	(20,589)
Income tax expense		445,793
Income Tax Receivable		(8,766)
Net cash used in operating activities	(274,017)	(644,474)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(146,625,000)
Net cash used in investing activities	(146,625,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriters’ discount	140,875,000
Proceeds from issuance of private placement warrants	6,920,500
Proceeds from Issuance of Class B common stock to Sponsor	25,000
Proceeds from notes-payable to related party	300,000
Proceeds from advances from related party	363,995
Payment of offering costs	(426,884)	(66,435)
Funds Transfer from Trust Account to Cash for DE Tax Reimbursement	(663,995)	333,814
Net cash provided by financing activities	147,393,616	267,379
Net change in cash	494,599	(377,093)
Cash, beginning of the period		494,599
Cash, end of the period	494,599	117,506
Non-cash financing transactions:
Deferred underwriting fee payable	5,031,250	500,000
Accretion of common stock to redemption value		1,211,890
Payment from Trust Account in connection with redemption of shares		133,917,056
Remeasurement of shares subject to redemption	14,547,971	15,759,861
Offering costs included in accounts payable and accrued expenses	66,435
Funds Transfer from Trust Account to Cash for Federal and State Tax Reimbursement		$ 445,793